UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-02736
                 ---------------------------------------------

                       PETROLEUM & RESOURCES CORPORATION

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Lawrence L. Hooper, Jr.
                      Petroleum & Resources Corporation
                             7 Saint Paul Street
                                 Suite 1140
                           Baltimore, Maryland  21202


Registrant's telephone number, including area code: 410-752-5900

Date of fiscal year end:  December 31, 2006

Date of reporting period: June 30, 2006

Item 1: Reports to Stockholders.

                        PETROLEUM & RESOURCES CORPORATION
--------------------------------------------------------------------------------
Board of Directors

Enrique R. Arzac 1,3          Thomas H. Lenagh 1,4
Phyllis O. Bonanno 1,4        Kathleen T. McGahran 2,4
Daniel E. Emerson 2,3         Douglas G. Ober 1
Frederic A. Escherich 2,3     John J. Roberts 1,3
Roger W. Gale 1,3             Craig R. Smith 2,4

1. Member of Executive Committee
2. Member of Audit Committee
3. Member of Compensation Committee
4. Member of Retirement Benefits Committee

Officers

Douglas G. Ober          Chairman, President and Chief Executive Officer
Joseph M. Truta          Executive Vice President
Lawrence L. Hooper, Jr.  Vice President, General Counsel and Secretary
Maureen A. Jones         Vice President, Chief Financial Officer and Treasurer
Nancy J.F. Prue          Vice President
Robert E. Sullivan       Vice President -- Research
Christine M. Sloan       Assistant Treasurer
Geraldine H. Pare        Assistant Secretary

--------------------------------------------------------------------------------
                                   Stock Data
--------------------------------------------------------------------------------

Market Price (6/30/06)                        $    33.99
Net Asset Value (6/30/06)                     $    38.92
Discount:                                          12.7%

New York Stock Exchange and Pacific Exchange ticker symbol: PEO

NASDAQ Mutual Fund Quotation Symbol: XPEOX

Newspaper stock listings are generally under the abbreviation: PetRs

--------------------------------------------------------------------------------
                              Distributions in 2006
--------------------------------------------------------------------------------

From Investment Income (paid or declared)      $    0.29
From Net Realized Gains                             0.10
                                               ---------
Total                                          $    0.39
                                               =========

--------------------------------------------------------------------------------
                           2006 Dividend Payment Dates
--------------------------------------------------------------------------------

              March 1, 2006
              June 1, 2006
              September 1, 2006
              December 27, 2006*

              *Anticipated

                             [GRAPHIC APPEARS HERE]

Petroleum & Resources Corporation
Semi-Annual Report
June 30,2006

investing in resources for the future (R)

                             LETTER TO STOCKHOLDERS
--------------------------------------------------------------------------------

We submit herewith the financial statements of the Corporation for the six months ended June 30, 2006. In addition, there is the report of the independent registered public accounting firm, a schedule of investments, and other financial information.

Net assets of the Corporation at June 30, 2006 were $38.92 per share on 21,183,656 shares outstanding, compared with $35.24 per share at December 31, 2005 on 21,621,072 shares outstanding. On March 1, 2006, a distribution of $0.13 per share was paid, consisting of $0.07 from 2005 long-term capital gain, $0.03 from 2005 short-term capital gain and $0.03 from 2005 investment income, all taxable in 2006. A 2006 investment income dividend of $0.13 per share was paid on June 1, 2006, and another $0.13 per share investment income dividend has been declared to shareholders of record August 15, 2006, payable on September 1, 2006.

Net investment income for the six months ended June 30, 2006 amounted to $5,219,727, compared with $4,338,847 for the same period in 2005. These earnings are equal to $0.25 and $0.20 per share.

Net capital gain realized on investments for the six months ended June 30, 2006 amounted to $39,877,100, the equivalent of $1.88 per share.

Current and potential shareholders can find information about the Corporation, including the daily net asset value (NAV) per share, the market price, and the discount/premium to the NAV, at its website (www.peteres.com). Also available at the website are a brief history of the Corporation, historical financial information, and other useful content. Further information regarding shareholder services is located on page 15 of this report.

The Corporation is an internally-managed equity fund emphasizing petroleum and other natural resource investments. The investment policy of the Corporation is based on the primary objectives of preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

By order of the Board of Directors,

[GRAPHIC APPEARS HERE]
Douglas G. Ober,
Chairman, President and Chief Executive Officer

July 14, 2006

                                        STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------------------------------------------------

                                                  June 30, 2006
Assets
Investments* at value:
   Common stocks and convertible securities
      (cost $328,230,601)                                                                 $  795,136,367
   Short-term investments (cost $25,289,631)                                                  25,289,631

   Securities lending collateral (cost $41,638,110)                                           41,638,110   $  862,064,108
--------------------------------------------------------------------------------------------------------
Cash                                                                                                              279,395
Receivables:
   Investment securities sold                                                                                   6,023,413
   Dividends and interest                                                                                         747,705
Prepaid pension cost                                                                                              819,064
Prepaid expenses and other assets                                                                                 478,559
-------------------------------------------------------------------------------------------------------------------------
      Total Assets                                                                                            870,412,244
-------------------------------------------------------------------------------------------------------------------------
Liabilities
Investment securities purchased                                                                                 1,674,487
Open written option contracts at value (proceeds $484,412)                                                        522,970
Obligations to return securities lending collateral                                                            41,638,110
Accrued expenses                                                                                                2,098,093
-------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                                                        45,933,660
-------------------------------------------------------------------------------------------------------------------------
      Net Assets                                                                                           $  824,478,584
=========================================================================================================================
Net Assets
Common Stock at par value $1.00 per share, authorized 50,000,000 shares; issued and outstanding 21,183,656 shares (includes 16,109 restricted shares, restricted stock units for 4,800 shares, and deferred stock units for 584 shares)
   (Note 6)                                                                                                $   21,183,656
Additional capital surplus                                                                                    295,301,156
Unearned compensation-- restricted stock awards (Note 6)                                                         (577,674)
Undistributed net investment income                                                                             1,910,775
Undistributed net realized gain on investments                                                                 39,793,463
Unrealized appreciation on investments                                                                        466,867,208
-------------------------------------------------------------------------------------------------------------------------
      Net Assets Applicable to Common Stock                                                                $  824,478,584
=========================================================================================================================
      Net Asset Value Per Share of Common Stock                                                                    $38.92
=========================================================================================================================

* See Schedule of Investments on pages 9 and 10.

The accompanying notes are an integral part of the financial statements.


                                                 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------------------------------

                                              Six Months Ended June 30, 2006

Investment Income
   Income:
      Dividends                                                                                              $   6,872,709
      Interest and other income                                                                                    496,699
--------------------------------------------------------------------------------------------------------------------------
         Total income                                                                                            7,369,408
--------------------------------------------------------------------------------------------------------------------------
   Expenses:
      Investment research                                                                                          880,094
      Administration and operations                                                                                551,843
      Directors' fees                                                                                              200,116
      Reports and stockholder communications                                                                       126,863
      Transfer agent, registrar and custodian expenses                                                              79,541
      Auditing and accounting services                                                                              45,758
      Legal services                                                                                                31,472
      Occupancy and other office expenses                                                                          147,378
      Travel, telephone and postage                                                                                 40,705
      Other                                                                                                         45,911
--------------------------------------------------------------------------------------------------------------------------
         Total expenses                                                                                          2,149,681
--------------------------------------------------------------------------------------------------------------------------
         Net Investment Income                                                                                   5,219,727
--------------------------------------------------------------------------------------------------------------------------
Realized Gain and Change in Unrealized Appreciation on Investments
   Net realized gain on security transactions                                                                   39,877,100
   Change in unrealized appreciation on investments                                                             38,055,863
--------------------------------------------------------------------------------------------------------------------------
         Net Gain on Investments                                                                                77,932,963
--------------------------------------------------------------------------------------------------------------------------
Change in Net Assets Resulting from Operations                                                               $  83,152,690
==========================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                           STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
                                                                                     Six Months Ended          Year Ended
                                                                                      June 30, 2006         December 31, 2005
                                                                                     ----------------       -----------------
From Operations:
   Net investment income                                                             $    5,219,727         $    11,391,783
   Net realized gain on investments                                                      39,877,100              26,239,852
   Change in unrealized appreciation on investments                                      38,055,863             153,388,454
---------------------------------------------------------------------------------------------------------------------------
      Change in net assets resulting from operations                                     83,152,690             191,020,089
---------------------------------------------------------------------------------------------------------------------------
Distributions to Stockholders from:
   Net investment income                                                                 (3,415,584)            (12,030,248)
   Net realized gain from investment transactions                                        (2,158,550)            (25,924,473)
---------------------------------------------------------------------------------------------------------------------------
      Decrease in net assets from distributions                                          (5,574,134)            (37,954,721)
---------------------------------------------------------------------------------------------------------------------------
From Capital Share Transactions:
   Value of shares issued in payment of distributions                                         5,722              14,748,314
   Cost of shares purchased (Note 4)                                                    (15,183,841)            (24,891,727)
   Deferred compensation (Notes 4,6)                                                        164,495                 104,296
---------------------------------------------------------------------------------------------------------------------------
      Change in net assets from capital share transactions                              (15,013,624)            (10,039,117)
---------------------------------------------------------------------------------------------------------------------------
      Total Increase in Net Assets                                                       62,564,932             143,026,251
Net Assets:
   Beginning of period                                                                  761,913,652             618,887,401
---------------------------------------------------------------------------------------------------------------------------
   End of period (including undistributed net investment
      income of $1,910,775 and $106,632, respectively)                               $  824,478,584         $   761,913,652
=============================================================================================================================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
This report, including the financial statements herein, is transmitted to the stockholders of Petroleum & Resources Corporation for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Corporation or of any securities mentioned in the report. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Past performance is not indicative of future investment results.
--------------------------------------------------------------------------------

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

Petroleum & Resources Corporation (the Corporation) is registered under the Investment Company Act of 1940 as a non-diversified investment company. The Corporation's investment objectives as well as the nature and risk of its investment transactions are set forth in the Corporation's registration statement.

Security Valuation--Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.

Security Transactions and Investment Income--Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

2.    FEDERAL INCOME TAXES

The Corporation's policy is to distribute all of its taxable income to its shareholders in compliance with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. For federal income tax purposes, the identified cost of securities at June 30, 2006 was $395,128,519 and net unrealized appreciation aggregated $466,935,589, of which the related gross unrealized appreciation and depreciation were $469,716,003 and $2,780,414, respectively.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, annual reclassifications are made within the Corporation's capital accounts to reflect income and gains available for distribution under income tax regulations.

3.    INVESTMENT TRANSACTIONS

The Corporation's investment decisions are made by a committee of management, and recommendations to that committee are made by the research staff.

Purchases and sales of portfolio securities, other than options and short-term investments, during the six months ended June 30, 2006 were $48,677,573 and $74,249,686, respectively. Options may be written (sold) or purchased by the Corporation. The Corporation, as writer of an option, bears the risks of possible illiquidity of the option markets and from movements in security values. The risk associated with purchasing an option is limited to the premium originally paid. A schedule of outstanding option contracts as of June 30, 2006 can be found on page 12.

Transactions in written covered call and collateralized put options during the six months ended June 30, 2006 were as follows:

                             Covered Calls       Collateralized Puts
                         ---------------------   -------------------
                         Contracts   Premiums    Contract   Premiums
                         ---------   ---------   --------   --------
Options outstanding,
   December 31, 2005      1,940      $292,777     1,050     $129,891
Options written           4,449       478,630     4,370      512,860
Options terminated in
   closing purchase
   transactions            (250)      (61,248)     (805)     (96,035)
Options expired          (3,152)     (353,637)   (2,035)    (229,447)
Options exercised        (1,098)     (160,730)     (200)     (28,649)
---------------------------------------------------------------------
Options outstanding,
   June 30, 2006          1,889      $195,792     2,380     $288,620
---------------------------------------------------------------------

4.    CAPITAL STOCK

The Corporation has 5,000,000 authorized and unissued preferred shares without par value.

On December 27, 2005, the Corporation issued 438,416 shares of its Common Stock at a price of $33.64 per share (the average market price on December 12, 2005) to stockholders of record on November 22, 2005 who elected to take stock in payment of the year-end distribution from 2005 capital gain and investment income.

During 2006, the Corporation issued 164 shares of its Common Stock at a weighted average price of $33.67 per share as dividend equivalents to holders of deferred stock units and restricted stock units under the 2005 Equity Incentive Compensation Plan.

The Corporation may purchase shares of its Common Stock from time to time at such prices and amounts as the Board of Directors may deem advisable.

--------------------------------------------------------------------------------

Transactions in Common Stock for 2006 and 2005 were as follows:

                             Shares                    Amount
                    -----------------------  --------------------------
                    Six months                Six months
                      ended    Year ended       ended      Year ended
                     June 30,  December 31,    June 30,    December 31,
                      2006        2005           2006          2005
                    ---------  ------------  ----------    ------------
Shares issued in
   payment of
   dividends             164     438,416    $     5,722    $ 14,748,314

Shares purchased
   (at a
   weighted
   average discount
   from net
   asset value
   of 9.4% and
   8.1%,
   respectively)    (454,700)   (806,050)   (15,183,841)    (24,891,727)

Net share
   activity
   under the
   2005 Equity
   Incentive
   Compensation
   Plan               17,119       9,030        164,495         104,296
-----------------------------------------------------------------------
Net change          (437,417)   (358,604)  $(15,013,624)   $(10,039,117)
=======================================================================

5.    RETIREMENT PLANS

The Corporation's qualified defined benefit pension plan covers all employees with at least one year of service. In addition, the Corporation has a nonqualified defined benefit plan which provides eligible employees with retirement benefits to supplement the qualified plan. Benefits are based on length of service and compensation during the last five years of employment. The Corporation's policy is to contribute annually to the plans those amounts that can be deducted for federal income tax purposes, plus additional amounts as the Corporation deems appropriate in order to provide assets sufficient to meet benefits to be paid to plan participants. During the six months ended June 30, 2006, the Corporation contributed $15,604 to the plans and will contribute an additional $15,604 to the plans during the remainder of 2006. Any further contribution cannot be determined with certainty until certain pension reform legislation, pending in Congress, is passed. Such a contribution, if any, will not exceed $625,000.

The following table aggregates the components of the plans' net periodic pension cost for the six months ended June 30, 2006.

Service Cost                                   $ 167,438
Interest Cost                                    163,996
Expected return on plan assets                  (156,096)
Amortization of prior service cost                18,859
Amortization of net loss                         112,681
--------------------------------------------------------
Net periodic pension cost                      $ 306,878
========================================================

The Corporation also sponsors a defined contribution plan that covers substantially all employees. For the six months ended June 30, 2006, the Corporation expensed contributions of $50,994. The Corporation does not provide postretirement medical benefits.

6.    STOCK-BASED COMPENSATION

The Stock Option Plan adopted in 1985 ("1985 Plan") permits the issuance of stock options and stock appreciation rights for the purchase of up to 895,522 shares of the Corporations's Common Stock at the fair market value on the date of grant. The exercise price of the options and related stock appreciation rights is reduced by the per share amount of capital gains paid by the Corporation during subsequent years. Options are exercisable beginning not less than one year after the date of grant and stock appreciation rights are exercisable beginning not less than two years after the date of grant. The stock appreciation rights allow the holders to surrender their rights to exercise their options and receive cash or shares in an amount equal to the difference between the option exercise price and the fair market value of the Common Stock at the date of surrender. All options terminate 10 years from the date of grant if not exercised. With the adoption of the 2005 Equity Incentive Compensation Plan at the 2005 Annual Meeting, no further grants will be made under the 1985 Plan, although unexercised awards granted in 2004 and prior years remain outstanding.

A summary of option activity under the 1985 Plan as of June 30, 2006, and changes during the period then ended is presented below:

                                      Weighted-    Weighted-
                                      Average       Average
                                      Exercise     Remaining
                           Options     Price      Life (Years)
                           --------   ---------   ------------
Outstanding at December
   31, 2005                103,997    $ 18.24         5.07
Exercised                   (5,186)     14.90
Cancelled                   (4,474)     20.34
--------------------------------------------------------------
Outstanding at June 30,
   2006                     94,337    $ 18.22         4.57
--------------------------------------------------------------
Exercisable at June 30,
   2006                     44,300    $ 17.69         3.92
==============================================================
The options outstanding as of June 30, 2006 are set forth below:

                                          Weighted    Weighted
                                          Average      Average
                              Options     Exercise    Remaining
       Exercise Price       Outstanding    Price     Life (Years)
------------------------------------------------------------------
$12.50-$14.99                 14,398      $ 13.11        1.74
$15.00-$17.49                 29,615        16.29        3.96
$17.50-$19.99                 18,583        19.45        5.50
$20.00-$22.49                 31,741        21.63        5.90
------------------------------------------------------------------
Outstanding at June 30,
   2006                       94,337      $ 18.22        4.57
------------------------------------------------------------------

--------------------------------------------------------------------------------

Compensation cost resulting from stock options and stock appreciation rights granted under the 1985 Plan is based on the intrinsic value of the award, recognized over the award's vesting period, and remeasured at each reporting date through the date of settlement. The total compensation cost recognized for the six months ended June 30, 2006 was $146,623.

The 2005 Equity Incentive Compensation Plan ("2005 Plan") permits the grant of stock options, restricted stock awards and other stock incentives to key employees and all non-employee directors. The 2005 Plan provides for the issuance of up to 872,639 shares of the Corporation's Common Stock, including both performance and nonperformance-based restricted stock. Performance-based restricted stock awards vest at the end of a specified three year period, with the ultimate number of awards earned contingent on achievement of certain performance targets. If performance targets are not achieved, all or a portion of the performance-based awards are forfeited and become available for future grants. Nonperformance-based restricted stock awards vest ratably over a three year period and nonperformance-based restricted stock units (granted to non-employee directors) vest over a one year period. The 2005 Plan provides for accelerated vesting in the event of death or retirement. Non-employee directors also may elect to defer a portion of their cash compensation, with such deferred amount to be paid by delivery of deferred stock units. Outstanding awards were granted at fair market value on grant date. The number of shares of Common Stock which remain available for future grants under the 2005 Plan at June 30, 2006 is 846,163 shares.

The Corporation pays dividends and dividend equivalents on outstanding awards, which are charged to net assets when paid. Dividends and dividend equivalents paid on restricted awards that are later forfeited are reclassified to compensation expense.

A summary of the status of the Corporations's awards granted under the 2005 Plan as of June 30, 2006, and changes during the period then ended is presented below:

                                            Weighted Average
                                  Shares/   Grant-Date Fair
Awards                             Units          Value
------------------------------------------------------------
Balance at December 31, 2005       8,630         $28.35
Granted:
    Restricted stock              13,025          34.32
    Restricted stock units         4,000          33.21
    Deferred stock units             584          33.63
Vested & issued                   (4,260)         28.06
Forfeited                           (486)         28.06
------------------------------------------------------------
Balance at June 30, 2006
   (includes 13,025
   performance-based awards and
   8,468 nonperformance-based
   awards)                        21,493         $33.08
============================================================

Compensation costs resulting from awards granted under the 2005 Plan are based on the fair value of the award on grant date (determined by the average of the high and low price on grant date) and recognized on a straight-line basis over the requisite service period. For those awards with performance conditions, compensation costs are based on the most probable outcome and, if such goals are not met, no compensation cost is recognized and any recognized compensation cost is reversed. The total compensation costs for restricted stock granted to employees for the period ended June 30, 2006 were $81,175. The total compensation costs for restricted stock units granted to non-employee directors for the period ended June 30, 2006 were $80,533. As of June 30, 2006, there were total unrecognized compensation costs of $577,674 related to nonvested share-based compensation arrangements granted under the 2005 Plan. Those costs are expected to be recognized over a weighted average period of 1.98 years.

7.    EXPENSES

The aggregate remuneration paid during the six months ended June 30, 2006 to officers and directors amounted to $1,378,329, of which $233,587 was paid as fees and compensation to directors who were not officers. These amounts represent the taxable income to the Corporation's officers and directors and therefore differ from the amounts reported in the accompanying Statement of Operations that are recorded and expensed in accordance with generally accepted accounting principles.

8.    PORTFOLIO SECURITIES LOANED

The Corporation makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Corporation accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Corporation also continues to receive interest or dividends on the securities loaned. The loans are secured at all times by collateral of at least 102% of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Corporation. At June 30, 2006, the Corporation had securities on loan of $40,738,724 and held collateral of $41,638,110, consisting of an investment trust fund which may invest in money market instruments, commercial paper, repurchase agreements, U.S. Treasury Bills, and U.S. agency obligations.

                                                   FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
                                        Six Months Ended
                                    -----------------------
                                                                                  Year Ended December 31
                                     June 30,      June 30,     -----------------------------------------------------------
                                       2006          2005        2005          2004        2003          2002         2001
                                    ---------      --------     ------        ------      ------        ------       ------

Per Share Operating Performance
Net asset value, beginning of period   $35.24       $28.16      $28.16        $24.06      $20.98        $24.90       $32.69
---------------------------------------------------------------------------------------------------------------------------
   Net investment income                 0.25         0.20       0.53*          0.41        0.38          0.42         0.49
   Net realized gains and increase
      (decrease) in
      unrealized appreciation            3.62         4.45        8.29          5.05        3.89        (3.20)       (6.81)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations         3.87         4.65        8.82          5.46        4.27        (2.78)       (6.32)
---------------------------------------------------------------------------------------------------------------------------
Less distributions
   Dividends from net investment
      income                           (0.16)       (0.18)      (0.56)        (0.44)      (0.38)        (0.43)       (0.43)
   Distributions from net realized
      gains                            (0.10)       (0.08)      (1.22)        (0.88)      (0.81)        (0.68)       (1.07)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                    (0.26)       (0.26)      (1.78)        (1.32)      (1.19)        (1.11)       (1.50)
---------------------------------------------------------------------------------------------------------------------------
   Capital share repurchases             0.07         0.04        0.10          0.01        0.02          0.01         0.06
   Reinvestment of distributions          --           --       (0.06)        (0.05)      (0.02)        (0.04)       (0.03)
---------------------------------------------------------------------------------------------------------------------------
Total capital share transactions         0.07         0.04        0.04        (0.04)        0.00        (0.03)         0.03
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $38.92       $32.59      $35.24        $28.16      $24.06        $20.98       $24.90
===========================================================================================================================
Per share market price, end of period  $33.99       $29.95      $32.34        $25.78      $23.74        $19.18       $23.46
Total Investment Return
   Based on market price                 5.9%        17.2%       32.3%         14.4%       30.8%       (13.7)%       (8.7)%
   Based on net asset value             11.3%        16.8%       32.0%         23.3%       21.2%       (11.1)%      (19.0)%
Ratios/Supplemental Data
   Net assets, end of period (in
      000's)                         $824,479     $705,225    $761,914      $618,887    $522,941      $451,275     $526,492
   Ratio of expenses to average net
      assets                            0.54%+       0.61%+      0.59%         0.56%       0.74%         0.49%        0.35%
   Ratio of net investment income to
      average net assets                1.30%+       1.30%+      1.61%         1.58%       1.75%         1.84%        1.67%
   Portfolio turnover                  12.46%+      12.61%+     10.15%        13.44%      10.20%         9.69%        6.74%
   Number of shares outstanding at
      end of period (in 000's)         21,184       21,643      21,621        21,980      21,737        21,510       21,148

------------------
+  Ratios presented on an annualized basis.
* In 2005 the Corporation received dividend income of $3,032,857, or $0.14 per share, as a result of Precision Drilling Corp.'s reorganization.

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                  June 30, 2006

                                    Shares
                                   or Units     Value (A)
                                  ----------  -----------
Stocks And Convertible Securities -- 96.4%

   Energy -- 89.8%
      Integrated -- 39.4%
      Aventine Renewable Energy
         Holdings, Inc.             40,000    $ 1,556,000
      BP plc ADR                   600,000     41,766,000
      Chevron Corp.                635,000     39,408,100
      ConocoPhillips               556,891     36,493,067
      Exxon Mobil Corp.          1,160,000     71,166,000
      Hess Corp. (B)               195,000     10,305,750
      Holly Corp.                  420,000     20,244,000
      Kerr-McGee Corp.             215,294     14,930,639
      Marathon Oil Co.             120,000      9,996,000
      Murphy Oil Corp.             216,500     12,093,690
      Royal Dutch Shell plc ADR    275,000     18,419,500
      Suncor Energy                 90,000      7,290,900
      Total S.A. ADR               240,000     15,724,800
      Valero Energy Corp.          355,000     23,614,600
      Western Refining Inc.         75,000      1,618,500
                                              -----------
                                              324,627,546
                                              -----------

      Exploration & Production -- 15.6%
      Apache Corp.                 158,200     10,797,150
      Devon Energy Corp.           340,000     20,539,400
      EOG Resources, Inc. (B)      320,000     22,188,800
      Hugoton Royalty Trust (B)     23,843        708,137
      Newfield Exploration Co. (C) 175,000      8,564,500
      Noble Energy, Inc.           430,000     20,149,800
      Occidental Petroleum Corp.   200,000     20,510,000
      Pioneer Natural
         Resources Co.             165,000      7,657,650
      XTO Energy Inc.              400,000     17,708,000
                                              -----------
                                              128,823,437
                                              -----------

      Services -- 22.4%
      Baker Hughes, Inc.           130,000     10,640,500
      BJ Services Co.              740,000     27,572,400
      GlobalSantaFe Corp.          290,000     16,747,500
      Grant Prideco Inc. (C)       308,000     13,783,000
      Hercules Offshore, Inc. (B)  150,000      5,250,000
      Nabors Industries Ltd.
         (B)(C)                    520,000     17,570,800
      Noble Corp.                  200,000     14,884,000
      Precision Drilling Trust (B) 300,000      9,960,000
      Schlumberger Ltd.            560,000     36,461,600
      TODCO (C)                    175,000      7,148,750
      Weatherford International,
         Ltd. (C)                  493,560     24,490,447
                                              -----------
                                              184,508,997
                                              -----------

                                   Shares
                                  or Units     Value (A)
                                 ----------   -----------

      Utilities -- 11.8%
      AGL Resources Inc.          170,000     $ 6,480,400
      Duke Energy Corp.           217,624       6,391,617
      Energen Corp.               400,000      15,364,000
      Equitable Resources Inc.    450,000      15,075,000
      MDU Resources Group, Inc.   250,000       9,152,500
      National Fuel Gas Co.       200,000       7,028,000
      New Jersey Resources Corp.  200,000       9,356,000
      Questar Corp.               200,000      16,098,000
      Semco Energy, Inc.          325,200       1,808,112
      Williams Companies, Inc.    450,000      10,512,000
                                             ------------
                                               97,265,629
                                             ------------
      Coals -- 0.6%
      Arch Coal Inc.               30,000       1,271,100
      Consol Energy Inc.           80,000       3,737,600
                                             ------------
                                                5,008,700
                                             ------------
   Basic Industries -- 6.6%
      Basic Materials & Other -- 6.6%
      Air Products and
         Chemicals, Inc.          125,000       7,990,000
      Aqua America, Inc.          380,000       8,660,200
      Arkema Inc.                   6,000         225,900
      du Pont (E.I.) de Nemours
       and Co.                    157,500       6,552,000
      Florida Rock Industries Inc. 75,000       3,725,250
      General Electric Co.        454,800      14,990,208
      Martin Marietta Materials,
         Inc.                      30,000       2,734,500
      Rohm & Haas Co.             200,000      10,024,000
                                             ------------
                                               54,902,058
                                             ------------
Total Stocks And Convertible Securities
   (Cost $328,230,601) (D)                   $795,136,367
                                             ------------

--------------------------------------------------------------------------------

                                  June 30, 2006

                                     Prin. Amt.  Value (A)
                                    -----------  ---------
Short-Term Investments -- 3.1%
      U.S. Government Obligations -- 2.1%
      U.S. Treasury Bills
         4.74%, due 8/17/06         $17,500,000  $17,391,704
                                                 -----------
      Time Deposit -- 0.0%
      Wachovia Corp.,
         4.50%, due 7/3/06                           112,494
                                                 -----------
      Commercial Paper -- 1.0%
      American General Finance,
         Inc.,
         5.24-5.25%, due
         7/13/06-7/20/06              3,500,000    3,492,760
      Chevron Funding Co.,
         5.23%, due 7/18/06           2,000,000    1,995,061
      General Electric Capital
         Corp., 5.21%, due 7/6/06     1,300,000    1,299,059
      Toyota Motor Credit Corp.,
         5.21%, due 7/11/06           1,000,000      998,553
                                                 -----------
                                                   7,785,433
                                                 -----------
Total Short-Term Investments
   (Cost $25,289,631)                            $25,289,631
                                                 -----------

                                                  Value (A)
                                                 ----------
Securities Lending Collateral -- 5.1%
      Brown Brothers Investment Trust,
         5.16%, due 7/3/06                       $41,638,110
                                                 -----------
Total Securities Lending Collateral
   (Cost $41,638,110)                             41,638,110
                                                 -----------
Total Investments -- 104.6%
   (Cost $395,158,342)                           862,064,108

   Cash, receivables, prepaid expenses
      and other assets, less
      liabilities -- (4.6)%                      (37,585,524)
                                                ------------
Net Assets -- 100.0%                            $824,478,584
                                                ============

================================================================================
Notes:
(A) See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ.
(B) Some of the shares of this company are on loan. See note 8 to financial statements.
(C)  Presently non-dividend paying.
(D) The aggregate market value of stocks held in escrow at June 30, 2006 covering open call option contracts written was $10,244,778. In addition, the aggregate market value of securities segregated by the Corporation's custodian required to collateralize open put option contracts written was $11,865,000.

                                              HISTORICAL FINANCIAL STATISTICS
------------------------------------------------------------------------------------------------------------------------
                                                                                          Dividends        Distributions
                                                                            Net              from               from
                                                                           Asset        Net Investment      Net Realized
                                     Value of            Shares          Value per          Income              Gains
December 31                         Net Assets        Outstanding*         Share*         per Share*          per Share*
-----------                       --------------      ------------      ----------      --------------     -------------
1996...........................   $  484,588,990       19,598,729        $  24.73           $  .55            $  .88
1997...........................      556,452,549       20,134,181           27.64              .51              1.04
1998...........................      474,821,118       20,762,063           22.87              .52              1.01
1999...........................      565,075,001       21,471,270           26.32              .48              1.07
2000...........................      688,172,867       21,053,644           32.69              .39              1.35
2001...........................      526,491,798       21,147,563           24.90              .43              1.07
2002...........................      451,275,463       21,510,067           20.98              .43               .68
2003...........................      522,941,279       21,736,777           24.06              .38               .81
2004...........................      618,887,401       21,979,676           28.16              .44               .88
2005...........................      761,913,652       21,621,072           35.24              .56              1.22
June 30, 2006..................      824,478,584       21,183,656           38.92              .29+              .10+

------------------
* Adjusted to reflect the 3-for-2 stock split effected in October 2000. + Paid or declared.

                                PORTFOLIO SUMMARY
--------------------------------------------------------------------------------

                                  June 30, 2006

   TEN LARGEST PORTFOLIO HOLDINGS

                                       Market Value         % of Net Assets
   ------------------------------------------------------------------------
   Exxon Mobil Corp                  $     71,166,000               8.6
   BP plc ADR                              41,766,000               5.1
   Chevron Corp.                           39,408,100               4.8
   ConocoPhillips                          36,493,067               4.4
   Schlumberger Ltd.                       36,461,600               4.4
   BJ Services Co.                         27,572,400               3.3
   Weatherford International, Ltd.         24,490,447               3.0
   Valero Energy Corp.                     23,614,600               2.9
   EOG Resources, Inc.                     22,188,800               2.7
   Devon Energy Corp.                      20,539,400               2.5
                                     ----------------              ----
   Total                             $    343,700,414              41.7%
                                     ----------------              ----

   SECTOR WEIGHTINGS

                             [GRAPHIC APPEARS HERE]

Integrated                     39.4%
Exploration & Production       15.6%
Services                       22.4%
Utilities                      11.8%
Coals                           0.6%
Basic Materials & Other         6.6%
Cash & Equivalent               3.1%

                                      SCHEDULE OF OUTSTANDING OPTION CONTRACTS
----------------------------------------------------------------------------------------------------------------------

                                                    June 30, 2006

 Contracts                                                                                Contract
(100 shares                                                                   Strike      Expiration    Appreciation/
   each)                             Security                                 Price         Date        (Depreciation)
----------------------------------------------------------------------------------------------------------------------
                                  COVERED CALLS

        59      Air Products and Chemicals, Inc.............................  $   70        Sep 06       $     3,953
       100      Apache Corp.................................................      85        Jul 06            12,199
       200      Arch Coal Inc...............................................      45        Jul 06            (2,801)
       300      Consol Energy Inc...........................................      45        Oct 06          (166,700)
        30      Martin Marietta Materials, Inc..............................     140        Oct 06             3,810
       100      Murphy Oil Corp.............................................      55        Jul 06            (8,801)
       200      Newfield Exploration Co.....................................      50        Sep 06           (55,135)
       100      Rohm & Haas Co..............................................      55        Oct 06             1,700
       500      Total S.A. ADR..............................................      75        Aug 06           (25,751)
       100      XTO Energy Inc..............................................      45        Aug 06            (7,800)
       100      XTO Energy Inc..............................................      50        Aug 06             2,700
       100      XTO Energy Inc..............................................      55        Aug 06            13,200
----------                                                                                                  --------
     1,889                                                                                                  (229,426)
----------                                                                                                  --------

                               COLLATERALIZED PUTS

       245      Arch Coal Inc..............................................       30        Jul 06            14,332
       100      Baker Hughes, Inc..........................................       55        Jul 06            14,199
        75      Baker Hughes, Inc..........................................       60        Jul 06             8,400
       100      Florida Rock Industries Inc................................       45        Sep 06            (7,800)
       100      Grant Prideco Inc..........................................       35        Jul 06            12,699
       200      Marathon Oil Co............................................       60        Jul 06            27,399
        75      Marathon Oil Co............................................       65        Jul 06            18,149
       100      Marathon Oil Co............................................       75        Jul 06             8,700
       100      Marathon Oil Co............................................       55        Oct 06             9,200
        85      Martin Marietta Materials, Inc.............................       80        Jul 06             9,944
       100      Suncor Energy..............................................       65        Jul 06             9,200
       100      Suncor Energy..............................................       70        Jul 06            16,199
       200      Suncor Energy..............................................       60        Sep 06             8,399
       150      TODCO......................................................       30        Jul 06            13,050
       150      TODCO......................................................       35        Jul 06             9,299
       100      TODCO......................................................       40        Jul 06            (5,300)
       150      TODCO......................................................       30        Sep 06             4,050
       100      Valero Energy Corp.........................................     57.50       Jul 06            10,700
       150      Valero Energy Corp.........................................     47.50       Sep 06            10,049
----------                                                                                               -----------
     2,380                                                                                                   190,868
----------                                                                                               -----------
                                                                                                          $  (38,558)
                                                                                                         ===========

                                           CHANGES IN PORTFOLIO SECURITIES
-------------------------------------------------------------------------------------------------------------------------

                                      During the Three Months Ended June 30, 2006
                                                     (unaudited)

                                                                                                   Shares or Units
                                                                                              ---------------------------
                                                                                                                Held
                                                                                 Additions    Reductions    June 30, 2006
                                                                                ----------    ----------    -------------
Arch Coal Inc..............................................................     120,000(1)     290,000            30,000
Arkema Inc.................................................................       6,000(2)                         6,000
Aventine Renewable Energy Holdings, Inc....................................      40,000                           40,000
ConocoPhillips.............................................................      46,891(3)                       556,891
Consol Energy Inc..........................................................     160,000(1)     240,000            80,000
Exxon Mobil Corp...........................................................      20,000                        1,160,000
Hercules Offshore, Inc.....................................................      40,000                          150,000
Hess Corp..................................................................     130,000(1)                       195,000
Holly Corp.................................................................     210,000(1)                       420,000
Hugoton Royalty Trust......................................................      23,843(4)                        23,843
Kerr-McGee Corp............................................................     112,647(5)       5,000           215,294
Marathon Oil Co............................................................      10,000                          120,000
Nabors Industries Ltd......................................................     260,000(1)                       520,000
Noble Corp.................................................................      15,000                          200,000
Schlumberger Ltd...........................................................     280,000(1)                       560,000
Semco Energy, Inc..........................................................     325,200                          325,200
Suncor Energy..............................................................      90,000                           90,000
Total S.A. ADR.............................................................     120,000(1)                       240,000
Tronox Inc. Class A........................................................      21,705         21,705             --
Tronox Inc. Class B........................................................       1,000         22,705             --
Valero Energy Corp.........................................................     115,000                          355,000
Western Refining Inc.......................................................      75,000        350,000            75,000
Apache Corp................................................................                      6,800           158,200
Burlington Resources Inc...................................................                     65,000(3)          --
Murphy Oil Corp............................................................                     33,500           216,500
Pioneer Natural Resources Co...............................................                     10,000           165,000
Smurfit-Stone Container Corp...............................................                    300,000             --

------------------
(1) By stock split.
(2) Received .05 shares for each share of Total S.A. ADR held.
(3) Received .7214 shares of ConocoPhillips and $46.50 in cash in exchange for each share of Burlington Resources Inc. held.
(4) Received .059609 shares for each share of XTO Energy Inc. held.
(5) Received 107,647 shares by stock split.

                                   ----------

                                  Common Stock
                      Listed on the New York Stock Exchange
                            and the Pacific Exchange

                        Petroleum & Resources Corporation
             Seven St. Paul Street, Suite 1140, Baltimore, MD 21202
                        (410) 752-5900 or (800) 638-2479
                            Website: www.peteres.com
                           E-mail: contact@peteres.com
                       Counsel: Chadbourne & Parke L.L.P.
    Independent Registered Public Accounting Firm: PricewaterhouseCoopers LLP
         Transfer Agent & Registrar: American Stock Transfer & Trust Co.
             Custodian of Securities: Brown Brothers Harriman & Co.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND STOCKHOLDERS OF PETROLEUM & RESOURCES CORPORATION:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Petroleum & Resources Corporation (hereafter referred to as the "Corporation") at June 30, 2006, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Corporation's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board
(United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
July 13, 2006

                                OTHER INFORMATION
--------------------------------------------------------------------------------

STATEMENT ON QUARTERLY FILING OF COMPLETE PORTFOLIO SCHEDULE

In addition to publishing its complete schedule of portfolio holdings in the First and Third Quarter Reports to shareholders, the Corporation files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Corporation's Forms N-Q are available on the Commission's website at www.sec.gov. The Corporation's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Corporation also posts its Forms N-Q on its website at: www.peteres.com under the heading "Financial Reports".

PROXY VOTING POLICIES AND RECORD

A description of the policies and procedures that the Corporation uses to determine how to vote proxies relating to portfolio securities owned by the Corporation and information as to how the Corporation voted proxies relating to portfolio securities during the 12 month period ended June 30, 2006 are available (i) without charge, upon request, by calling the Corporation's toll free number at (800) 638-2479; (ii) on the Corporation's website by clicking on "Corporate Information" heading on the website; and (iii) on the Securities and Exchange Commission's website at http//www.sec.gov.

PRIVACY POLICY

In order to conduct its business, Petroleum & Resources Corporation collects and maintains certain nonpublic personal information about our stockholders of record with respect to their transactions in shares of our securities. This information includes the stockholder's address, tax identification or Social Security number, share balances, and dividend elections. We do not collect or maintain personal information about stockholders whose shares of our securities are held in "street name" by a financial institution such as a bank or broker.

We do not disclose any nonpublic personal information about you, our other stockholders or our former stockholders to third parties unless necessary to process a transaction, service an account or as otherwise permitted by law.

To protect your personal information internally, we restrict access to nonpublic personal information about our stockholders to those employees who need to know that information to provide services to our stockholders. We also maintain certain other safeguards to protect your nonpublic personal information.

                      SHAREHOLDER INFORMATION AND SERVICES
--------------------------------------------------------------------------------

DIVIDEND PAYMENT SCHEDULE

The Corporation presently pays dividends four times a year, as follows: (a) three interim distributions on or about March 1, June 1, and September 1 and (b) a "year-end" distribution, payable in late December, consisting of the estimated balance of the net investment income for the year and the net realized capital gain earned through October 31. Stockholders may elect to receive the year-end distribution in stock or cash. In connection with this distribution, all stockholders of record are sent a dividend announcement notice and an election card in mid-November.

Stockholders holding shares in "street" or brokerage accounts may make their elections by notifying their brokerage house representative.

INVESTORS CHOICE

INVESTORS CHOICE is a direct stock purchase and sale plan, as well as a dividend reinvestment plan, sponsored and administered by our transfer agent, American Stock Transfer & Trust Company (AST). The plan provides registered stockholders and interested first time investors an affordable alternative for buying, selling, and reinvesting in Petroleum & Resources shares.

The costs to participants in administrative service fees and brokerage commissions for each type of transaction are listed below.

Initial Enrollment and Optional
  Cash Investments
   Service Fee                        $2.50 per investment
   Brokerage Commission                    $0.05 per share
Reinvestment of Dividends**
   Service Fee                       2% of amount invested
                          (maximum of $2.50 per investment)
   Brokerage Commission                    $0.05 per share
Sale of Shares
   Service Fee                                      $10.00
   Brokerage Commission                    $0.05 per share
Deposit of Certificates for
  safekeeping                                       $7.50
Book to Book Transfers                            Included
To transfer shares to another participant or to a new participant

Fees are subject to change at any time.

Minimum and Maximum Cash Investments
Initial minimum investment (non-holders)        $500.00
Minimum optional investment
   (existing holders)                            $50.00
Electronic Funds Transfer
   (monthly minimum)                             $50.00
Maximum per transaction                      $25,000.00
Maximum per year                                   NONE

A brochure which further details the benefits and features of INVESTORS CHOICE as well as an enrollment form may be obtained by contacting AST.

For Non-Registered Shareholders

For shareholders whose stock is held by a broker in "street" name, the AST INVESTORS CHOICE Direct Stock Purchase and Sale Plan remains available through many registered investment security dealers. If your shares are currently held in a "street" name or brokerage account, please contact your broker for details about how you can participate in AST's Plan or contact AST.

                                   ----------

                                 The Corporation
                        Petroleum & Resources Corporation
                             Lawrence L. Hooper, Jr.
                  Vice President, General Counsel and Secretary
             Seven St. Paul Street, Suite 1140, Baltimore, MD 21202
                                 (800) 638-2479
                            Website: www.peteres.com
                           E-mail: contact@peteres.com

                               The Transfer Agent
                     American Stock Transfer & Trust Company
                        Address Shareholder Inquiries to:
                        Shareholder Relations Department
                                 59 Maiden Lane
                               New York, NY 10038
                                 (866) 723-8330
                            Website: www.amstock.com
                            E-mail: info@amstock.com

                        Investors Choice Mailing Address:
                        Attention: Dividend Reinvestment
                                  P.O. Box 922
                               Wall Street Station
                             New York, NY 10269-0560
                            Website: www.amstock.com
                            E-mail: info@amstock.com

*The year-end dividend and capital gain distribution will usually be made in newly issued shares of common stock. There are no fees or commissions in connection with this dividend and capital gain distribution when made in newly issued shares.

Item  2:  Code(s) of Ethics for senior financial officers  -
Item not applicable to semi-annual report.

Item  3:  Audit  Committee  Financial  Expert  -  Item   not
applicable to semi-annual report.

Item 4: Principal Accountant Fees and Services - Item not applicable to semi-annual report.

Item 5: Audit Committee of Listed Registrants - Item not applicable to semi-annual report.

Item 6: Schedule of Investments - This schedule is included as part of the report to shareholders filed under Item 1 of this form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Item not applicable to semi-annual report.

Item   8:   Portfolio  Managers  of  Closed-End   Management
Investment Companies - Item not applicable to semi-annual report.

Item   9:  Purchases  of  Equity  Securities  by  Closed-End
Management Investment Company and Affiliated Purchasers.

                                                 Maximum
                                     Total      Number (or
                                   Number of   Approximate
                                  Shares (or   Dollar Value)
             Total                  Units)    of Shares (or
             Number               Purchased    Units) that
               of      Average    as Part of   May Yet Be
             Shares     Price      Publicly     Purchased
              (or      Paid per   Announced     Under the
             Units)   Share (or    Plans or     Plans or
Period(2)  Purchased    Unit)      Programs     Programs
--------   ---------  ---------   ---------    ---------
Jan. 2006    51,250    $ 34.92      51,250       983,427
Feb. 2006    88,000    $ 33.63      88,000       895,427
Mar. 2006    98,500    $ 32.81      98,500       796,427
Apr. 2006    59,400    $ 34.43      59,400       737,527
May 2006     60,200    $ 34.33      60,200       677,327
June 2006    97,350    $ 31.75      97,350       579,977
--------   ---------  ---------   ---------    ---------
Total       454,700(1) $ 33.39     454,700(2)    579,977(2)

(1)    There  were no shares purchased other than through a
publicly announced plan or program.
(2.a)   The Plan was announced on December 9, 2004 and  was
reapproved on December 8, 2005.
(2.b)    The  share  amount  approved  in  2004  was  5% of
outstanding shares, or approximately 1,080,746 shares, and in 2005 was 5% of outstanding shares, or approximately
1,060,377 shares.
(2.c) The Plan will expire on or about December 8, 2006.
(2.d) None.
(2.e) None.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors made or implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or
this Item.

Item 11. Controls and Procedures.

Conclusions of principal officers concerning controls and procedures.

  (a) As of July 12, 2006, an evaluation was performed under the supervision and with the participation of the officers of registrant, including the principal executive officer (PEO) and principal financial officer (PFO), of the effectiveness of registrant's disclosure controls and procedures. Based on that evaluation, the registrant's officers, including the PEO and PFO, concluded that, as of July 12, 2006, the registrant's disclosure controls and procedures were reasonably designed so as to ensure that material information relating to the registrant is made known to the PEO and PFO.

   (b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits attached hereto. (Attach certifications as exhibits)

(1) Not applicable. See registrant's response to Item 2, above.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940, are attached.



A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section
906 of the Sarbanes-Oxley Act of 2002, is attached.



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       PETROLEUM & RESOURCES CORPORATION

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer
	(Principal Executive Officer)

Date:   July 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer
	(Principal Executive Officer)

Date:   July 26, 2006


BY: /s/ Maureen A. Jones
        -----------------------
        Maureen A. Jones
        Vice President, Chief Financial Officer and Treasurer
	(Principal Financial Officer)

Date:   July 26, 2006